Businesses Held for Sale and Discontinued Operations (Discontinued Operations by Business) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013
Operations
Provision for losses on financing receivables		$ (632)	$ 1,000
Investment Contracts Insurance Losses And Insurance Annuity Benefits		642	613
Other costs and expenses		259	291
Total
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,936)
Additional disclosures
Proceeds from sale		39	22
Discontinued operations
Operations
Revenues and other income (loss)		1,292	5,460
Earnings (loss) from discontinued operations before income taxes, attributable to the company		80	(4,694)	$ 0
Benefit (provision) for income taxes		12	935
Earnings (loss) from discontinued operations, net of taxes		92	(3,759)
Total
Gain (loss) on disposal before income taxes		(246)	(3,652)
Benefit (provision) for income taxes		(155)	(1,525)
Gain (loss) on disposal of discontinued operations		(400)	(5,177)
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,936)
Discontinued operations | Consumer
Operations
Revenues and other income (loss)		427	2,058
Interest expense		(50)	(611)
Selling, general and administrative expenses		(177)	(1,068)
Cost of services sold		0	0
Provision for losses on financing receivables		0	(3,108)
Investment Contracts Insurance Losses And Insurance Annuity Benefits		(1)	(3)
Other costs and expenses		(2)	(126)
Earnings (loss) from discontinued operations before income taxes, attributable to the company		197	(2,857)
Benefit (provision) for income taxes		(101)	160
Earnings (loss) from discontinued operations, net of taxes		96	(2,697)
Total
Gain (loss) on disposal before income taxes		(12)	0
Benefit (provision) for income taxes		(76)	0
Gain (loss) on disposal of discontinued operations		(87)	0
Earnings (loss) from discontinued operations, net of taxes		9	(2,697)
Discontinued operations | CLL
Operations
Revenues and other income (loss)		887	2,903
Interest expense		(277)	(702)
Selling, general and administrative expenses		(625)	(895)
Cost of services sold		0	(1,332)
Provision for losses on financing receivables		(2)	(1,744)
Other costs and expenses		8	(98)
Earnings (loss) from discontinued operations before income taxes, attributable to the company		(9)	(1,867)
Benefit (provision) for income taxes		74	653
Earnings (loss) from discontinued operations, net of taxes		65	(1,214)
Total
Gain (loss) on disposal before income taxes		(165)	(1,845)
Benefit (provision) for income taxes		(144)	(978)
Gain (loss) on disposal of discontinued operations		(310)	(2,823)
Earnings (loss) from discontinued operations, net of taxes		(245)	(4,037)
Discontinued operations | Real Estate business
Operations
Revenues and other income (loss)		11	499
Interest expense		(22)	(237)
Selling, general and administrative expenses		(53)	(93)
Cost of services sold		0	(4)
Provision for losses on financing receivables		0	4
Other costs and expenses		0	(127)
Earnings (loss) from discontinued operations before income taxes, attributable to the company		(64)	42
Benefit (provision) for income taxes		20	30
Earnings (loss) from discontinued operations, net of taxes		(45)	72
Total
Gain (loss) on disposal before income taxes		(69)	(1,808)
Benefit (provision) for income taxes		65	(547)
Gain (loss) on disposal of discontinued operations		(3)	(2,354)
Earnings (loss) from discontinued operations, net of taxes		(48)	(2,283)
Discontinued operations | GE Capital Exit Plan [Member]
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company		(166)	(8,435)
Discontinued operations | GE Capital Exit Plan [Member] | Consumer
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company		186	(2,944)
Discontinued operations | GE Capital Exit Plan [Member] | CLL
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company		(175)	(3,713)
Total
Earnings (loss) from discontinued operations, net of taxes		255
Discontinued operations | GE Capital Exit Plan [Member] | Real Estate business
Operations
Earnings (loss) from discontinued operations before income taxes, attributable to the company		(133)	(1,767)	$ 0
GE
Operations
Investment Contracts Insurance Losses And Insurance Annuity Benefits		0	0
Other costs and expenses		0	0
Total
Earnings (loss) from discontinued operations, net of taxes		(308)	(9,025)
Additional disclosures
Proceeds from sale	[1]	$ 39	$ 22

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.